Investment Objectives and Goals - ProShares Genius Money Market ETF	Mar. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares GENIUS Money Market ETF (the “Fund”) seeks current income consistent with liquidity and preservation of capital.